Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by (used in) continuing operating activities	$ 544,022	$ 434,691	$ 434,576
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(582,090)	(191,454)	(138,764)
Additions to property, plant and equipment	(302,046)	(209,108)	(198,878)
Proceeds from sales of assets and insurance recoveries	2,765	3,150	5,326
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(1,385,580)	(921,724)	(86,527)
Proceeds from sales of available-for-sale securities	1,321,398	904,881	50,000
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(976,011)	(393,653)	(357,253)
Cash flows from financing activities:
Proceeds from long-term borrowings	3,356,970		38,000
Principal payments on debt and capital lease obligations	(2,869,380)	(40,147)	(127,073)
Payments of debt issuance costs	(75,149)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Cash received from noncontrolling shareholders		2,547	54,796
Cash payments to noncontrolling shareholders	(28,284)	(20,630)	(35,377)
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	401,223	(49,483)	(127,451)
Net increase (decrease) in cash and cash equivalents before discontinued operations	(30,766)	(8,445)	(50,128)
Net cash provided by (used in) discontinued operations	(6,903)	4,239	12,532
Net decrease in cash and cash equivalents	(37,669)	(4,206)	(37,596)
Cash and cash equivalents at the beginning of the year	101,812	106,018	143,614
Cash and cash equivalents at the end of the year	64,143	101,812	106,018
Parent Issuer [Member]
Net cash provided by (used in) continuing operating activities	7,521	(47,054)	(30,010)
Cash flows from investing activities:
Additions to property, plant and equipment	(50,047)	(38,396)	(4,648)
Purchases of available-for-sale securities	(1,331,462)	(883,293)	(86,527)
Proceeds from sales of available-for-sale securities	1,273,651	898,130	50,000
Net cash used in continuing investing activities	(107,858)	(23,559)	(41,175)
Cash flows from financing activities:
Proceeds from long-term borrowings	2,985,674		38,000
Principal payments on debt and capital lease obligations	(2,481,965)	(28,196)	(109,601)
Payments of debt issuance costs	(64,429)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Changes in intercompany balances, net	(379,157)	85,038	159,916
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	77,189	65,589	30,518
Net increase (decrease) in cash and cash equivalents before discontinued operations	(23,148)	(5,024)	(40,667)
Net decrease in cash and cash equivalents	(23,148)	(5,024)	(40,667)
Cash and cash equivalents at the beginning of the year	51,734	56,758	97,425
Cash and cash equivalents at the end of the year	28,586	51,734	56,758
Guarantor Subsidiaries [Member]
Net cash provided by (used in) continuing operating activities	384,900	323,083	303,065
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(3,714)	(151,878)	(138,195)
Additions to property, plant and equipment	(176,178)	(104,556)	(117,603)
Proceeds from sales of assets and insurance recoveries	2,495	405	5,326
Net cash used in continuing investing activities	(177,397)	(256,029)	(250,472)
Cash flows from financing activities:
Proceeds from long-term borrowings	328
Principal payments on debt and capital lease obligations	(9,087)	(7,492)	(10,567)
Cash received from noncontrolling shareholders			2,928
Cash payments to noncontrolling shareholders	(457)	(358)	(4,513)
Changes in intercompany balances, net	(195,449)	(43,319)	(36,011)
Net cash provided by (used in) continuing financing activities	(204,665)	(51,169)	(48,163)
Net increase (decrease) in cash and cash equivalents before discontinued operations	2,838	15,885	4,430
Net decrease in cash and cash equivalents	2,838	15,885	4,430
Cash and cash equivalents at the beginning of the year	44,256	28,371	23,941
Cash and cash equivalents at the end of the year	47,094	44,256	28,371
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) continuing operating activities	151,601	158,662	161,521
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(578,376)	(39,576)	(569)
Additions to property, plant and equipment	(75,821)	(66,156)	(76,627)
Proceeds from sales of assets and insurance recoveries	270	2,745
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(54,118)	(38,431)
Proceeds from sales of available-for-sale securities	47,747	6,751
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(690,756)	(114,065)	(65,606)
Cash flows from financing activities:
Proceeds from long-term borrowings	370,968
Principal payments on debt and capital lease obligations	(378,328)	(4,459)	(6,905)
Payments of debt issuance costs	(10,720)
Cash received from noncontrolling shareholders		2,547	51,868
Cash payments to noncontrolling shareholders	(27,827)	(20,272)	(30,864)
Changes in intercompany balances, net	574,606	(41,719)	(123,905)
Net cash provided by (used in) continuing financing activities	528,699	(63,903)	(109,806)
Net increase (decrease) in cash and cash equivalents before discontinued operations	(10,456)	(19,306)	(13,891)
Net cash provided by (used in) discontinued operations	(6,903)	4,239	12,532
Net decrease in cash and cash equivalents	(17,359)	(15,067)	(1,359)
Cash and cash equivalents at the beginning of the year	5,822	20,889	22,248
Cash and cash equivalents at the end of the year	$ (11,537)	$ 5,822	$ 20,889